Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Operating activities:
Net loss for the period	$ (6,154)	$ (6,552)
Items not affecting cash:
Amortization and depreciation	1,149	2,810
Deferred income taxes	12	(975)
Accretion	0	5
Foreign exchange	(49)	(16)
Gain on investment	0	266
Loss on sale of Europe B.V.	458	0
Share-based expense	207	322
Items not affecting cash	(4,377)	(4,140)
Amounts receivable	(1,877)	(259)
Inventory	(91)	172
Unbilled revenue	(1,009)	(639)
Prepaid expenses	(143)	(220)
Accounts payable and accrued liabilities	(796)	1,019
Sales and income taxes payable and receivable	782	(352)
Deferred revenue	428	352
Net cash used in operating activities	(7,083)	(4,067)
Investing activities:
Purchases of property and equipment	(356)	(328)
Deferred acquisition payment	(312)	0
Net cash used in investing activities	(668)	(328)
Financing activities:
Proceeds on share issuance, net of transaction costs	(125)	1,507
Repayment of leases	(424)	(801)
Proceeds on debenture issuance, net of transaction costs	0	4,059
Proceeds on sale of Europe B.V.	14,255	0
Net cash provided by financing activities	13,706	4,765
Increase in cash during the period	5,955	370
Foreign exchange	(110)	(294)
Cash - beginning of the period	10,791	3,545
Cash - end of the period	16,636	3,621
Cash is comprised of:
Cash	16,508	3,534
Restricted cash	128	87
Cash paid for interest	0	0
Cash paid for income tax	0	0
Cash from discontinued operations:
Net cash used in operating activities	777	1,587
Net cash used in investing activities	(100)	(253)
Net cash used in financing activities	$ (359)	$ (638)